Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.33

Data Comparison
Run Date - 1/12/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXX	2024020119			Original Stated Rate	XXX	XXX	0.37500%	0.38%	per note XXX	Initial
XXX	2024020120			Original Stated Rate	XXX	XXX	0.37500%	0.38%	Per the note, the rate is XXX.	Initial
XXX	2024020121			Original Stated Rate	XXX	XXX	0.37500%	0.38%	Per the note, the rate is XXX%	Initial
XXX	2024020917			Original Stated Rate	XXX	XXX	0.37500%	0.38%	The note on page 47 has a XXX% rate.	Initial
XXX	2024020918			Original Stated Rate	XXX	XXX	0.37500%	0.38%	XXX% per Note page XXX.	Initial
XXX	2024020919			Original Stated Rate	XXX	XXX	0.37500%	0.38%	The Original Stated Rate was XXX% per the Note, page 73, and Approval, page 572.	Initial
XXX	2024020920			Original Stated Rate	XXX	XXX	0.37500%	0.38%	per note XXX	Initial
XXX	2024020921			Original Stated Rate	XXX	XXX	0.37500%	0.38%	Rate per note is XXX%.	Initial
XXX	2024020922			Original Stated Rate	XXX	XXX	0.37500%	0.38%	per note	Initial
XXX	2024020924			Original Stated Rate	XXX	XXX	0.37500%	0.38%	The Original Stated Rate was XXX% per the Note, page 40.	Initial